CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend paid per share (in dollars per share)	$ 0.485	$ 0.420	$ 0.580
Deferred Compensation Arrangement with Individual, Shares Issued		2,102	5,673
Deferred Compensation Arrangement With Shares Divested	691	335	5,097